Related party transactions - Other related parties (Details) - Related Party - Associated Companies - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Management fees and other	$ 2,885	$ 2,014	$ 7,122	$ 6,336
Dividends	1,517	555	9,415	4,095
Contributions	$ 0	$ 0	$ (544)	$ (653)